SHARE BASED COMPENSATION (Tables)	12 Months Ended
Dec. 31, 2019
SHARE-BASED COMPENSATION.
Schedule of share-based compensation expenses

	For the Year Ended
	December 31,
	2017	2018	2019
	(RMB in thousands)
Processing and servicing cost	5,916	8,111	10,472
Sales and marketing expenses	6,611	18,223	28,611
Research and development expenses	17,089	33,169	42,977
General and administrative expenses	46,120	63,133	95,202
Total share-based compensation expenses	75,736	122,636	177,262

Schedule of number of shares available for issuance

Shares Available
(In thousands)
December 31, 2016	6,357
Additions under the 2017 Plan	22,860
Granted	(7,348)
Cancelled/forfeited	1,300
Expired	(2,686)
December 31, 2017	20,483
Granted	(7,576)
Cancelled/forfeited	926
December 31, 2018	13,833
Granted	(10,849)
Cancelled/forfeited	1,903
December 31, 2019	4,887

Schedule of stock option activity

			Weighted Average
		Weighted	Remaining	Aggregate
	Options	Average	Contractual	Intrinsic
	Outstanding	Exercise Price	Life	Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2016	29,100	0.0001	8.41	737,880
Granted*	6,848	0.0001
Exercised	—	—
Cancelled/forfeited	(1,300)	0.0001
December 31, 2017	34,648	0.0001	7.44	1,573,424
Granted*	6,263	5.1500
Exercised	(19,911)	0.0001
Cancelled/forfeited	(858)	1.9962
December 31, 2018	20,142	1.5164	7.95	353,559
Granted*	5,091	0.5000
Exercised	(7,798)	0.2548
Cancelled/forfeited	(1,194)	2.3996
December 31, 2019	16,241	1.7386	8.22	589,871
Vested and expected to vest as of December 31, 2019	15,427	1.7373	8.21	560,453
Exercisable as of December 31, 2019	3,827	1.4086	6.92	147,824
*	50,000, nil and nil stock options were granted to non-employee directors in 2017, 2018 and 2019, respectively.

	Options	Weighted Average	Weighted Average	Aggregate
	Outstanding	Exercise Price	Remaining Contractual Life	Intrinsic Value
	(In thousands)	US$	(In years)	(RMB in thousands)
December 31, 2016	—	—	—	—
Granted	500	0.0001
Exercised	—	—
Cancelled/forfeited	—	—
December 31, 2017	500	0.0001	9.58	22,706
Granted	—	—
Exercised	—	—
Cancelled/forfeited	—	—
December 31, 2018	500	0.0001	8.58	12,439
Granted	—	—
Exercised	(90)	0.0001
Cancelled/forfeited	—	—
December 31, 2019	410	0.0001	7.58	19,864
Vested and expected to vest as of December 31, 2019	410	0.0001	7.58	19,864
Exercisable as of December 31, 2019	160	0.0001	7.58	7,752

Schedule of estimated fair value of each option grant

	2017	2018	2019
Expected volatility	N/A	52.1%~54.9%	41.81%~42.09%
Risk-free interest rate (per annum)	N/A	3.65%~3.74%	1.80%~1.81%
Exercise multiples	N/A	2.2~2.8	1.5~2.5
Expected dividend yield	N/A	—	—
Expected term (in years)	N/A	9.8~10.0	10.0
Fair value of the underlying shares on the date of grants (US$)	3.82~7.58	3.70~4.57	5.02~6.02

Summary of restricted share unit ("RSU") activities

		Weighted Average Grant Date
	Shares Outstanding	Fair Value
	(In thousands)	US$
December 31, 2017	—	—
Granted*	1,313	7.45
Vested	(8)	7.99
Cancelled/forfeited	(68)	7.02
December 31, 2018	1,237	7.47
Granted*	5,758	5.10
Vested	(292)	7.49
Cancelled/forfeited	(709)	5.78
December 31, 2019	5,994	5.39
*	100,000 and nil restricted share units were granted to non-employee directors in 2018 and 2019, respectively.